UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01561)

Exact name of registrant as specified in charter:	Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Vista Fund
The fund's portfolio
10/31/08 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Aerospace and defense (0.3%)
L-3 Communications Holdings, Inc.	31,228	$2,534,777

Airlines (0.8%)
Southwest Airlines Co. (S)	547,100	6,444,838

Automotive (0.6%)
Copart, Inc. (NON)	136,900	4,777,810

Banking (3.7%)
BOK Financial Corp.	71,443	3,417,833
Commerce Bancshares, Inc.	94,100	4,449,048
Hudson City Bancorp, Inc.	442,500	8,323,425
Northern Trust Corp.	220,700	12,427,617
Sovereign Bancorp, Inc. (S)	761,500	2,208,350
		30,826,273

Basic materials (0.2%)
Intrepid Potash, Inc. (NON)	86,500	1,880,510

Biotechnology (2.4%)
Genzyme Corp. (NON)	113,500	8,271,880
Martek Biosciences Corp. (NON) (S)	262,500	7,830,375
Medicines Co. (NON) (S)	208,700	3,637,641
		19,739,896

Building materials (0.5%)
Lennox International, Inc. (S)	128,000	3,816,960

Chemicals (2.2%)
CF Industries Holdings, Inc.	37,000	2,375,030
Mosaic Co. (The)	97,900	3,858,239
Sigma-Adrich Corp.	164,000	7,193,040
Terra Industries, Inc. (S)	198,600	4,367,214
		17,793,523

Coal (0.7%)
Massey Energy Co.	247,825	5,722,279

Commercial and consumer services (3.9%)
Alliance Data Systems Corp. (NON)	140,100	7,027,416
Dun & Bradstreet Corp. (The)	81,700	6,020,473
H&R Block, Inc.	721,500	14,227,980
Watson Wyatt Worldwide, Inc. Class A	107,500	4,565,525
		31,841,394

Communications equipment (2.8%)
Comtech Telecommunications Corp. (NON)	81,908	3,965,985
F5 Networks, Inc. (NON)	438,700	10,888,534
Harris Corp.	87,100	3,131,245
Juniper Networks, Inc. (NON)	280,100	5,249,074
		23,234,838

Computers (1.5%)
ANSYS, Inc. (NON)	151,000	4,323,130
NCR Corp. (NON)	209,500	3,829,660
NetApp, Inc. (NON)	295,900	4,003,527
		12,156,317

Conglomerates (0.2%)
Walter Industries, Inc.	36,633	1,419,529

Consumer goods (2.4%)
Church & Dwight Co., Inc.	332,811	19,665,802

Consumer services (0.4%)
HLTH Corp. (NON)	402,300	3,335,067

Electric utilities (0.4%)
Constellation Energy Group, Inc.	131,800	3,190,878

Electrical equipment (0.3%)
GrafTech International, Ltd. (NON)	282,400	2,290,264

Electronics (6.3%)
Altera Corp. (S)	909,700	15,783,295
Amphenol Corp. Class A	223,800	6,411,870
Analog Devices, Inc.	149,900	3,201,864

Broadcom Corp. Class A (NON)	275,000	4,697,000
Jabil Circuit, Inc.	368,100	3,095,721
Marvell Technology Group, Ltd. (Bermuda) (NON)	315,500	2,195,880
QLogic Corp. (NON)	617,700	7,424,754
Sanmina Corp. (NON)	53,314	39,986
Thermo Electron Corp. (NON) (S)	153,000	6,211,800
Xilinx, Inc. (S)	150,500	2,772,210
		51,834,380

Energy (oil field) (4.2%)
Cameron International Corp. (NON) (S)	217,500	5,276,550
Dresser-Rand Group, Inc. (NON)	217,900	4,880,960
ENSCO International, Inc.	129,100	4,907,091
FMC Technologies, Inc. (NON)	62,818	2,198,002
National-Oilwell Varco, Inc. (NON) (S)	139,300	4,163,677
Noble Corp.	218,200	7,028,222
Smith International, Inc. (S)	179,200	6,178,816
		34,633,318

Energy (other) (1.0%)
Covanta Holding Corp. (NON)	393,950	8,493,562

Engineering and construction (1.6%)
Fluor Corp.	331,900	13,252,767

Entertainment (0.9%)
Dreamworks Animation SKG, Inc. Class A (NON)	263,000	7,390,300

Environmental (0.4%)
Foster Wheeler, Ltd. (NON)	135,700	3,718,180

Food (2.2%)
Flowers Foods, Inc. (S)	205,400	6,090,110
H.J. Heinz Co.	283,700	12,431,734
		18,521,844

Forest products and packaging (0.6%)
Plum Creek Timber Company, Inc. (R)	129,100	4,812,848

Health-care services (3.7%)
Charles River Laboratories International, Inc. (NON)	172,600	6,184,258
Express Scripts, Inc. (NON)	231,300	14,019,093
Quest Diagnostics, Inc.	210,400	9,846,720
		30,050,071

Investment banking/Brokerage (2.0%)
BlackRock, Inc.	45,800	6,015,372
T. Rowe Price Group, Inc.	181,700	7,184,418
TD Ameritrade Holding Corp.	224,500	2,983,605
		16,183,395

Machinery (2.9%)
AGCO Corp. (NON)	188,800	5,950,976
Chart Industries, Inc. (NON)	115,900	1,578,558
Cummins, Inc.	101,300	2,618,605
Gardner Denver, Inc. (NON)	133,500	3,420,270
Joy Global, Inc.	176,100	5,103,378
Wabtec Corp.	124,000	4,930,240
		23,602,027

Manufacturing (4.6%)
Dover Corp. (S)	214,800	6,824,196
Flowserve Corp.	38,500	2,191,420
ITT Corp.	193,900	8,628,550
Matthews International Corp. Class A	273,400	12,201,842
Shaw Group, Inc. (NON)	216,400	3,871,396
Teleflex, Inc.	41,000	2,172,590
Valmont Industries, Inc.	30,400	1,665,312
		37,555,306

Media (0.6%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	952,100	4,941,399

Medical technology (6.8%)
C.R. Bard, Inc.	186,600	16,467,450
Edwards Lifesciences Corp. (NON) (S)	147,800	7,809,752
IDEXX Laboratories, Inc. (NON)	66,400	2,336,616
St. Jude Medical, Inc. (NON)	461,100	17,535,633
Techne Corp.	50,700	3,499,314
Varian Medical Systems, Inc. (NON)	179,100	8,150,841
		55,799,606

Metals (0.7%)
AK Steel Holding Corp. (S)	169,881	2,364,744
United States Steel Corp.	91,200	3,363,456
		5,728,200

Oil and gas (5.2%)
Chesapeake Energy Corp.	179,600	3,945,812
Continental Resources, Inc. (NON)	149,400	4,839,066
Denbury Resources, Inc. (NON)	296,100	3,763,431
Helmerich & Payne, Inc.	71,005	2,436,182
McMoRan Exploration Co. (NON) (S)	520,923	7,391,897
Noble Energy, Inc.	164,500	8,524,390
Penn Virginia Corp.	158,500	5,891,445
Whiting Petroleum Corp. (NON)	110,611	5,750,666
		42,542,889

Pharmaceuticals (4.9%)
Cephalon, Inc. (NON) (S)	139,100	9,976,252
King Pharmaceuticals, Inc. (NON) (S)	713,100	6,268,149
Owens & Minor, Inc. (S)	389,600	16,857,992
Watson Pharmaceuticals, Inc. (NON)	262,700	6,874,859
		39,977,252

Publishing (1.1%)
Wiley (John) & Sons, Inc. Class A	260,000	9,042,800

Restaurants (1.0%)
Yum! Brands, Inc.	283,600	8,227,236

Retail (8.5%)
Advance Auto Parts, Inc.	357,100	11,141,520
AutoZone, Inc. (NON)	155,900	19,844,511
Big Lots, Inc. (NON) (S)	168,400	4,114,012
BJ's Wholesale Club, Inc. (NON) (S)	189,700	6,677,440
NBTY, Inc. (NON)	237,760	5,556,451
Ross Stores, Inc.	127,700	4,174,513
TJX Cos., Inc. (The)	687,400	18,394,824
		69,903,271

Schools (1.2%)
Apollo Group, Inc. Class A (NON) (S)	106,800	7,423,668
ITT Educational Services, Inc. (NON)	31,700	2,778,505
		10,202,173

Semiconductor (0.9%)
Maxim Integrated Products, Inc.	546,000	7,425,600

Shipping (0.5%)
Frontline, Ltd. (Bermuda) (S)	76,700	2,439,060
Kirby Corp. (NON) (S)	56,900	1,952,808
		4,391,868

Software (4.6%)
Activision Blizzard, Inc. (NON)	244,100	3,041,486
BMC Software, Inc. (NON) (SEG)	237,162	6,123,523
McAfee, Inc. (NON)	311,600	10,142,580
Red Hat, Inc. (NON) (S)	412,800	5,494,368
Sybase, Inc. (NON)	367,800	9,794,514
Websense, Inc. (NON)	146,627	2,862,159
		37,458,630

Staffing (0.6%)
Hewitt Associates, Inc. Class A (NON)	165,300	4,610,217

Technology (0.9%)
Affiliated Computer Services, Inc. Class A (NON)	185,400	7,601,400

Technology services (2.5%)
SAIC, Inc. (NON)	806,200	14,890,514
Sohu.com, Inc. (China) (NON)	99,200	5,450,048
		20,340,562

Telecommunications (1.3%)
CenturyTel, Inc.	103,800	2,606,418
NII Holdings, Inc. (NON)	306,800	7,903,168
		10,509,586

Textiles (0.4%)
Polo Ralph Lauren Corp.	77,800	3,669,825

Toys (0.9%)
Hasbro, Inc. (S)	268,400	7,802,388

Transportation services (0.4%)
Landstar Systems, Inc.	89,200	3,442,228

Waste Management (1.2%)
Stericycle, Inc. (NON)	163,700	9,564,991

Total common stocks (cost $1,067,925,950)		$803,901,074

SHORT-TERM INVESTMENTS (10.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.13% to 2.68% and
due dates ranging from November 3, 2008 to
November 10, 2008 (d)	$69,160,854	$69,144,680
U.S. Treasury Bills for an effective yield of 0.25%,
November 13, 2008 (SEG)	1,900,000	1,899,842
Federated Prime Obligations Fund	14,883,251	14,883,251

Total short-term investments (cost $85,927,773)		$85,927,773

TOTAL INVESTMENTS

Total investments (cost $1,153,853,723)(b)		$889,828,847

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	58	$1,550,920	Dec-08	$41,865
Russell 2000 Index Mini (Long)	20	1,073,000	Dec-08	37,726
S&P 500 Index (Long)	6	1,450,950	Dec-08	14,277
S&P Mid Cap 400 Index E-Mini (Long)	112	6,366,080	Dec-08	245,751

Total				$339,619

NOTES

(a) Percentages indicated are based on net assets of $820,984,113.

(b) The aggregate identified cost on a tax basis is $1,154,824,988, resulting in gross unrealized appreciation and depreciation of $10,049,705 and $275,045,846, respectively, or net unrealized depreciation of $264,996,141.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2008, the value of securities loaned amounted to $67,079,068. The fund received cash collateral of $69,144,680 which is pooled with collateral of other Putnam funds into 15 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2008.

At October 31, 2008, liquid assets totaling $10,440,950 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $121,822 for the period ended October 31, 2008. During the period ended October 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,594,404 and $160,422,947, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$818,784,325	$339,619

Level 2	71,044,522	--

Level 3	--	--

Total	$889,828,847	$339,619

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008